Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 30.7% of Net Assets
	Aerospace & Defense — 0.7%
38	AAR Corp.(a)	$2,627
129	Boeing Co.(a)	21,652
37	General Electric Co.	5,987
7	L3Harris Technologies, Inc.	1,498
8	Lockheed Martin Corp.	3,720
16	Moog, Inc., Class A	2,545
3	Northrop Grumman Corp.	1,455
25	RTX Corp.	2,538
		42,022
	Air Freight & Logistics — 0.2%
51	Expeditors International of Washington, Inc.	5,677
6	FedEx Corp.	1,571
32	GXO Logistics, Inc.(a)	1,589
16	United Parcel Service, Inc., Class B	2,359
		11,196
	Automobile Components — 0.3%
7	Aptiv PLC(a)	497
161	BorgWarner, Inc.	5,276
111	Dana, Inc.	1,380
105	Magna International, Inc.	5,019
132	Mobileye Global, Inc., Class A(a)	3,637
31	Visteon Corp.(a)	3,429
		19,238
	Automobiles — 0.8%
344	General Motors Co.	15,318
144	Tesla, Inc.(a)	26,393
15	Thor Industries, Inc.	1,491
		43,202
	Banks — 1.7%
69	Ameris Bancorp	3,276
172	Banc of California, Inc.	2,355
399	Bank of America Corp.	14,767
239	Citigroup, Inc.	14,658
20	Citizens Financial Group, Inc.	682
36	East West Bancorp, Inc.	2,682
4	First Citizens BancShares, Inc., Class A	6,747
124	First Financial Bancorp	2,741
312	FNB Corp.	4,162
202	Fulton Financial Corp.	3,343
69	International Bancshares Corp.	3,840
62	JPMorgan Chase & Co.	11,888
19	PNC Financial Services Group, Inc.	2,912
27	Regions Financial Corp.	520
187	Truist Financial Corp.	7,022
34	U.S. Bancorp	1,381
66	Webster Financial Corp.	2,893
216	Wells Fargo & Co.	12,813
		98,682
	Beverages — 0.5%
11	Boston Beer Co., Inc., Class A(a)	3,063
74	Coca-Cola Co.	4,571
33	Keurig Dr Pepper, Inc.	1,112
283	Monster Beverage Corp.(a)	15,126
25	PepsiCo, Inc.	4,398
		28,270
	Biotechnology — 0.6%
25	AbbVie, Inc.	4,066
52	Alnylam Pharmaceuticals, Inc.(a)	7,485
8	Amgen, Inc.	2,192
Shares	Description	Value (†)
	Biotechnology — continued
62	CRISPR Therapeutics AG(a)	$3,285
32	Gilead Sciences, Inc.	2,086
34	Halozyme Therapeutics, Inc.(a)	1,295
13	Incyte Corp.(a)	677
20	Neurocrine Biosciences, Inc.(a)	2,751
12	Regeneron Pharmaceuticals, Inc.(a)	10,688
6	United Therapeutics Corp.(a)	1,406
3	Vertex Pharmaceuticals, Inc.(a)	1,179
		37,110
	Broadline Retail — 0.8%
47	Alibaba Group Holding Ltd., ADR	3,518
213	Amazon.com, Inc.(a)	37,275
91	eBay, Inc.	4,690
		45,483
	Building Products — 0.4%
9	Carlisle Cos., Inc.	3,494
18	Carrier Global Corp.	1,107
66	Fortune Brands Innovations, Inc.	4,825
7	Lennox International, Inc.	3,244
82	Masco Corp.	5,613
21	Owens Corning	3,532
21	Trex Co., Inc.(a)	1,859
		23,674
	Capital Markets — 1.8%
179	Bank of New York Mellon Corp.	10,112
8	BlackRock, Inc.	6,037
14	Cboe Global Markets, Inc.	2,536
191	Charles Schwab Corp.	14,124
16	CME Group, Inc.	3,354
13	FactSet Research Systems, Inc.	5,420
21	Goldman Sachs Group, Inc.	8,961
102	Intercontinental Exchange, Inc.	13,134
54	Janus Henderson Group PLC	1,686
68	KKR & Co., Inc.	6,329
9	Moody's Corp.	3,333
16	Morgan Stanley	1,453
11	MSCI, Inc.	5,124
5	Northern Trust Corp.	412
10	S&P Global, Inc.	4,158
90	SEI Investments Co.	5,935
113	State Street Corp.	8,191
5	T. Rowe Price Group, Inc.	548
11	Virtus Investment Partners, Inc.	2,413
		103,260
	Chemicals — 0.5%
2	Air Products & Chemicals, Inc.	473
30	Celanese Corp.	4,608
173	Corteva, Inc.	9,364
8	DuPont de Nemours, Inc.	580
11	Ecolab, Inc.	2,488
29	HB Fuller Co.	2,167
22	Innospec, Inc.	2,640
11	Linde PLC	4,851
25	Minerals Technologies, Inc.	1,822
4	Sherwin-Williams Co.	1,198
15	Stepan Co.	1,245
		31,436
	Commercial Services & Supplies — 0.1%
15	MSA Safety, Inc.	2,706
5	Waste Management, Inc.	1,040
		3,746

Shares	Description	Value (†)
	Communications Equipment — 0.1%
36	Ciena Corp.(a)	$1,664
74	Cisco Systems, Inc.	3,476
10	F5, Inc.(a)	1,653
4	Motorola Solutions, Inc.	1,357
		8,150
	Construction & Engineering — 0.1%
44	AECOM	4,064
11	Comfort Systems USA, Inc.	3,403
		7,467
	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	2,936
10	Vulcan Materials Co.	2,576
		5,512
	Consumer Finance — 0.6%
329	Ally Financial, Inc.	12,617
47	American Express Co.	10,999
87	Capital One Financial Corp.	12,479
18	Synchrony Financial	792
		36,887
	Consumer Staples Distribution & Retail — 0.6%
30	BJ's Wholesale Club Holdings, Inc.(a)	2,240
7	Casey's General Stores, Inc.	2,237
7	Costco Wholesale Corp.	5,060
307	Kroger Co.	17,002
38	Sprouts Farmers Market, Inc.(a)	2,509
6	Target Corp.	966
97	Walmart, Inc.	5,757
		35,771
	Containers & Packaging — 0.1%
7	Ball Corp.	487
32	Crown Holdings, Inc.	2,626
51	Sonoco Products Co.	2,859
		5,972
	Distributors — 0.0%
8	Genuine Parts Co.	1,258
	Diversified Consumer Services — 0.1%
17	Grand Canyon Education, Inc.(a)	2,210
35	Service Corp. International	2,510
		4,720
	Diversified REITs — 0.0%
87	American Assets Trust, Inc.	1,857
	Diversified Telecommunication Services — 0.2%
220	AT&T, Inc.	3,716
78	Iridium Communications, Inc.	2,402
121	Verizon Communications, Inc.	4,778
		10,896
	Electric Utilities — 0.2%
54	Alliant Energy Corp.	2,689
44	Evergy, Inc.	2,308
29	Eversource Energy	1,758
21	Exelon Corp.	789
26	FirstEnergy Corp.	997
20	IDACORP, Inc.	1,896
52	PPL Corp.	1,428
25	Xcel Energy, Inc.	1,343
		13,208
	Electrical Equipment — 0.3%
14	Eaton Corp. PLC	4,456
23	Emerson Electric Co.	2,479
8	GE Vernova, Inc.(a)	1,230
Shares	Description	Value (†)
	Electrical Equipment — continued
46	nVent Electric PLC	$3,315
17	Regal Rexnord Corp.	2,743
		14,223
	Electronic Equipment, Instruments & Components — 0.3%
22	Advanced Energy Industries, Inc.	2,108
18	Amphenol Corp., Class A	2,174
50	Avnet, Inc.	2,444
39	Cognex Corp.	1,620
11	Corning, Inc.	367
121	Knowles Corp.(a)	1,915
8	Littelfuse, Inc.	1,845
39	TE Connectivity Ltd.	5,518
2	Teledyne Technologies, Inc.(a)	763
3	Zebra Technologies Corp., Class A(a)	944
		19,698
	Energy Equipment & Services — 0.1%
64	ChampionX Corp.	2,149
143	NOV, Inc.	2,644
34	Schlumberger NV	1,614
		6,407
	Entertainment — 0.9%
13	Electronic Arts, Inc.	1,649
37	Netflix, Inc.(a)	20,374
6	Take-Two Interactive Software, Inc.(a)	857
187	Walt Disney Co.	20,776
699	Warner Bros Discovery, Inc.(a)	5,144
		48,800
	Financial Services — 1.2%
69	Block, Inc.(a)	5,037
77	Fiserv, Inc.(a)	11,756
37	Global Payments, Inc.	4,542
4	Jack Henry & Associates, Inc.	651
10	Mastercard, Inc., Class A	4,512
160	MGIC Investment Corp.	3,245
82	PayPal Holdings, Inc.(a)	5,569
95	Visa, Inc., Class A	25,518
48	Voya Financial, Inc.	3,272
11	WEX, Inc.(a)	2,324
		66,426
	Food Products — 0.3%
23	Campbell Soup Co.	1,051
28	Darling Ingredients, Inc.(a)	1,186
45	General Mills, Inc.	3,171
8	Hershey Co.	1,551
21	Ingredion, Inc.	2,406
23	Kellanova	1,331
78	Kraft Heinz Co.	3,012
15	McCormick & Co., Inc.	1,141
50	Mondelez International, Inc., Class A	3,597
		18,446
	Gas Utilities — 0.1%
13	Atmos Energy Corp.	1,532
52	New Jersey Resources Corp.	2,272
46	ONE Gas, Inc.	2,968
		6,772
	Ground Transportation — 0.2%
66	CSX Corp.	2,192
9	Norfolk Southern Corp.	2,073
15	Ryder System, Inc.	1,828
5	Saia, Inc.(a)	1,984

Shares	Description	Value (†)
	Ground Transportation — continued
12	Uber Technologies, Inc.(a)	$795
7	Union Pacific Corp.	1,660
19	XPO, Inc.(a)	2,042
		12,574
	Health Care Equipment & Supplies — 0.6%
37	Abbott Laboratories	3,921
3	Align Technology, Inc.(a)	847
129	Baxter International, Inc.	5,208
10	Becton Dickinson & Co.	2,346
10	Edwards Lifesciences Corp.(a)	847
4	GE HealthCare Technologies, Inc.	305
20	Intuitive Surgical, Inc.(a)	7,412
25	LeMaitre Vascular, Inc.	1,620
31	Medtronic PLC	2,487
32	Merit Medical Systems, Inc.(a)	2,371
8	Penumbra, Inc.(a)	1,572
6	Shockwave Medical, Inc.(a)	1,981
1	Solventum Corp.(a)	65
5	Stryker Corp.	1,683
		32,665
	Health Care Providers & Services — 0.8%
29	Acadia Healthcare Co., Inc.(a)	2,144
11	Cardinal Health, Inc.	1,133
147	Centene Corp.(a)	10,740
6	Chemed Corp.	3,408
11	Cigna Group	3,927
99	CVS Health Corp.	6,703
8	Elevance Health, Inc.	4,229
3	HCA Healthcare, Inc.	929
27	HealthEquity, Inc.(a)	2,131
14	Henry Schein, Inc.(a)	970
1	Humana, Inc.	302
5	Laboratory Corp. of America Holdings	1,007
3	McKesson Corp.	1,612
53	Select Medical Holdings Corp.	1,504
15	UnitedHealth Group, Inc.	7,255
		47,994
	Health Care Technology — 0.2%
215	Doximity, Inc., Class A(a)	5,222
36	Veeva Systems, Inc., Class A(a)	7,148
		12,370
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	566
	Hotels, Restaurants & Leisure — 0.7%
59	Aramark	1,859
1	Booking Holdings, Inc.	3,452
1	Chipotle Mexican Grill, Inc.(a)	3,160
22	Marriott Vacations Worldwide Corp.	2,114
15	McDonald's Corp.	4,096
99	Starbucks Corp.	8,761
52	Travel & Leisure Co.	2,264
8	Wingstop, Inc.	3,078
97	Yum China Holdings, Inc.	3,541
37	Yum! Brands, Inc.	5,226
		37,551
	Household Durables — 0.2%
50	KB Home	3,238
19	Meritage Homes Corp.	3,149
Shares	Description	Value (†)
	Household Durables — continued
18	PulteGroup, Inc.	$2,006
50	Taylor Morrison Home Corp.(a)	2,800
		11,193
	Household Products — 0.3%
31	Church & Dwight Co., Inc.	3,345
9	Colgate-Palmolive Co.	827
73	Energizer Holdings, Inc.	2,096
54	Procter & Gamble Co.	8,813
		15,081
	Independent Power & Renewable Electricity Producers — 0.1%
73	AES Corp.	1,307
162	Clearway Energy, Inc., Class A	3,517
		4,824
	Industrial Conglomerates — 0.1%
9	3M Co.	869
22	Honeywell International, Inc.	4,240
		5,109
	Industrial REITs — 0.1%
15	Prologis, Inc.	1,531
71	Rexford Industrial Realty, Inc.	3,039
		4,570
	Insurance — 1.1%
7	Allstate Corp.	1,190
148	American International Group, Inc.	11,146
21	Arch Capital Group Ltd.(a)	1,964
14	Arthur J Gallagher & Co.	3,286
6	Assurant, Inc.	1,046
45	Assured Guaranty Ltd.	3,451
9	Chubb Ltd.	2,238
35	First American Financial Corp.	1,875
22	Hanover Insurance Group, Inc.	2,856
20	Hartford Financial Services Group, Inc.	1,938
9	Marsh & McLennan Cos., Inc.	1,795
17	Prudential Financial, Inc.	1,878
46	Reinsurance Group of America, Inc.	8,602
32	Selective Insurance Group, Inc.	3,253
18	Travelers Cos., Inc.	3,819
41	Willis Towers Watson PLC	10,297
		60,634
	Interactive Media & Services — 1.5%
142	Alphabet, Inc., Class A(a)	23,115
198	Alphabet, Inc., Class C(a)	32,599
67	Meta Platforms, Inc., Class A	28,821
54	Yelp, Inc.(a)	2,173
62	ZoomInfo Technologies, Inc.(a)	983
		87,691
	IT Services — 0.3%
12	Accenture PLC, Class A	3,611
28	Cognizant Technology Solutions Corp., Class A	1,839
26	GoDaddy, Inc., Class A(a)	3,182
23	International Business Machines Corp.	3,822
94	Shopify, Inc., Class A(a)	6,599
		19,053
	Leisure Products — 0.1%
100	Mattel, Inc.(a)	1,832
26	YETI Holdings, Inc.(a)	929
		2,761

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.5%
6	Agilent Technologies, Inc.	$822
25	Danaher Corp.	6,166
39	Illumina, Inc.(a)	4,799
51	IQVIA Holdings, Inc.(a)	11,820
11	Repligen Corp.(a)	1,806
8	Thermo Fisher Scientific, Inc.	4,550
		29,963
	Machinery — 0.8%
16	AGCO Corp.	1,827
5	Caterpillar, Inc.	1,673
9	Chart Industries, Inc.(a)	1,296
2	Cummins, Inc.	565
38	Deere & Co.	14,874
13	Dover Corp.	2,331
18	Fortive Corp.	1,355
48	Graco, Inc.	3,850
5	Illinois Tool Works, Inc.	1,220
34	ITT, Inc.	4,398
20	Oshkosh Corp.	2,245
4	Parker-Hannifin Corp.	2,180
25	SPX Technologies, Inc.(a)	3,045
34	Terex Corp.	1,906
31	Toro Co.	2,715
		45,480
	Media — 0.4%
33	Charter Communications, Inc., Class A(a)	8,446
249	Comcast Corp., Class A	9,490
62	Interpublic Group of Cos., Inc.	1,887
43	Liberty Broadband Corp., Class C(a)	2,138
25	Omnicom Group, Inc.	2,321
		24,282
	Metals & Mining — 0.2%
46	Alcoa Corp.	1,616
108	Cleveland-Cliffs, Inc.(a)	1,825
34	Commercial Metals Co.	1,827
27	Newmont Corp.	1,097
11	Reliance, Inc.	3,132
43	U.S. Steel Corp.	1,570
		11,067
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
201	Annaly Capital Management, Inc.	3,767
79	KKR Real Estate Finance Trust, Inc.	743
		4,510
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,266
10	DTE Energy Co.	1,103
6	WEC Energy Group, Inc.	496
		3,865
	Office REITs — 0.2%
125	COPT Defense Properties	2,996
86	Douglas Emmett, Inc.	1,179
345	Easterly Government Properties, Inc.	4,033
106	Highwoods Properties, Inc.	2,777
77	Kilroy Realty Corp.	2,603
		13,588
	Oil, Gas & Consumable Fuels — 1.5%
158	Antero Midstream Corp.	2,187
45	Antero Resources Corp.(a)	1,530
268	APA Corp.	8,426
39	Chevron Corp.	6,289
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
77	CNX Resources Corp.(a)	$1,811
112	ConocoPhillips	14,069
27	Devon Energy Corp.	1,382
5	Diamondback Energy, Inc.	1,006
93	EOG Resources, Inc.	12,288
83	Exxon Mobil Corp.	9,816
6	Hess Corp.	945
32	HF Sinclair Corp.	1,736
110	Kinder Morgan, Inc.	2,011
19	ONEOK, Inc.	1,503
50	Ovintiv, Inc.	2,566
74	Phillips 66	10,598
58	Range Resources Corp.	2,083
224	Southwestern Energy Co.(a)	1,678
8	Valero Energy Corp.	1,279
38	Williams Cos., Inc.	1,458
		84,661
	Passenger Airlines — 0.2%
205	Delta Air Lines, Inc.	10,264
	Personal Care Products — 0.1%
13	elf Beauty, Inc.(a)	2,113
3	Estee Lauder Cos., Inc., Class A	440
294	Kenvue, Inc.	5,533
		8,086
	Pharmaceuticals — 0.8%
52	Bristol-Myers Squibb Co.	2,285
7	Eli Lilly & Co.	5,468
14	Jazz Pharmaceuticals PLC(a)	1,550
57	Johnson & Johnson	8,242
48	Merck & Co., Inc.	6,203
36	Novartis AG, ADR	3,497
71	Novo Nordisk AS, ADR	9,110
34	Perrigo Co. PLC	1,110
123	Pfizer, Inc.	3,151
112	Roche Holding AG, ADR	3,340
13	Zoetis, Inc.	2,070
		46,026
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	968
6	Equifax, Inc.	1,321
47	Exponent, Inc.	4,320
28	Korn Ferry	1,700
10	Leidos Holdings, Inc.	1,402
5	Paychex, Inc.	594
11	Paylocity Holding Corp.(a)	1,707
		12,012
	Real Estate Management & Development — 0.2%
119	CBRE Group, Inc., Class A(a)	10,340
15	Jones Lang LaSalle, Inc.(a)	2,710
		13,050
	Residential REITs — 0.0%
7	AvalonBay Communities, Inc.	1,327
11	Camden Property Trust	1,096
		2,423
	Retail REITs — 0.1%
201	Brixmor Property Group, Inc.	4,442
67	NNN REIT, Inc.	2,716
6	Simon Property Group, Inc.	843
		8,001

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 1.7%
14	Advanced Micro Devices, Inc.(a)	$2,217
16	Analog Devices, Inc.	3,210
8	Applied Materials, Inc.	1,589
91	ARM Holdings PLC, ADR(a)	9,210
4	Broadcom, Inc.	5,201
94	Intel Corp.	2,864
28	Lattice Semiconductor Corp.(a)	1,921
15	Micron Technology, Inc.	1,695
35	MKS Instruments, Inc.	4,164
56	NVIDIA Corp.	48,385
12	Onto Innovation, Inc.(a)	2,226
10	Qorvo, Inc.(a)	1,168
61	QUALCOMM, Inc.	10,117
12	Silicon Laboratories, Inc.(a)	1,458
19	Synaptics, Inc.(a)	1,709
18	Texas Instruments, Inc.	3,176
		100,310
	Software — 2.2%
4	Adobe, Inc.(a)	1,851
4	ANSYS, Inc.(a)	1,300
58	Autodesk, Inc.(a)	12,345
5	Cadence Design Systems, Inc.(a)	1,378
42	Dynatrace, Inc.(a)	1,903
3	Intuit, Inc.	1,877
13	Manhattan Associates, Inc.(a)	2,679
91	Microsoft Corp.	35,429
195	Oracle Corp.	22,181
3	Palo Alto Networks, Inc.(a)	873
7	PTC, Inc.(a)	1,242
12	Qualys, Inc.(a)	1,967
8	Roper Technologies, Inc.	4,092
67	Salesforce, Inc.	18,019
4	ServiceNow, Inc.(a)	2,773
10	SPS Commerce, Inc.(a)	1,739
4	Synopsys, Inc.(a)	2,122
4	Tyler Technologies, Inc.(a)	1,846
34	Workday, Inc., Class A(a)	8,321
		123,937
	Specialized REITs — 0.1%
3	American Tower Corp.	515
6	Crown Castle, Inc.	563
5	Digital Realty Trust, Inc.	694
2	Equinix, Inc.	1,422
18	Weyerhaeuser Co.	543
		3,737
	Specialty Retail — 0.5%
16	Abercrombie & Fitch Co., Class A(a)	1,944
7	Asbury Automotive Group, Inc.(a)	1,472
12	Burlington Stores, Inc.(a)	2,159
10	Dick's Sporting Goods, Inc.	2,009
10	Five Below, Inc.(a)	1,463
21	Floor & Decor Holdings, Inc., Class A(a)	2,317
16	Home Depot, Inc.	5,348
7	Lithia Motors, Inc.	1,781
9	Lowe's Cos., Inc.	2,052
7	Ross Stores, Inc.	907
34	TJX Cos., Inc.	3,199
11	Williams-Sonoma, Inc.	3,155
		27,806
	Technology Hardware, Storage & Peripherals — 0.4%
105	Apple, Inc.	17,885
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
39	Hewlett Packard Enterprise Co.	$663
22	HP, Inc.	618
10	NetApp, Inc.	1,022
		20,188
	Textiles, Apparel & Luxury Goods — 0.2%
13	Crocs, Inc.(a)	1,617
2	Deckers Outdoor Corp.(a)	1,637
19	PVH Corp.	2,067
5	Ralph Lauren Corp.	818
368	Under Armour, Inc., Class A(a)	2,477
188	Under Armour, Inc., Class C(a)	1,226
		9,842
	Trading Companies & Distributors — 0.1%
14	GATX Corp.	1,713
9	Watsco, Inc.	4,030
		5,743
	Water Utilities — 0.1%
21	American States Water Co.	1,488
4	American Water Works Co., Inc.	489
46	Essential Utilities, Inc.	1,683
		3,660
	Total Common Stocks (Identified Cost $1,658,975)	1,766,926

Principal Amount
Bonds and Notes — 19.7%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,331
	Automotive — 0.6%
12,000	Cummins, Inc., 5.150%, 2/20/2034	11,781
15,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	14,511
2,000	Lear Corp., 4.250%, 5/15/2029	1,876
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,068
		33,236
	Banking — 2.2%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,498
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,103
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,074
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,790
13,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	12,750
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,127
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,663
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,479
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,805
12,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	11,283
12,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,823
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,975
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,998
8,000	State Street Corp., 2.400%, 1/24/2030	6,897
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,844
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,718
		128,827

Principal Amount	Description	Value (†)
	Brokerage — 0.3%
$12,000	BlackRock, Inc., 2.400%, 4/30/2030	$10,295
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,916
		19,211
	Building Materials — 0.3%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,223
12,000	Owens Corning, 3.950%, 8/15/2029	11,158
		17,381
	Chemicals — 0.2%
14,000	Ecolab, Inc., 2.125%, 2/01/2032	11,281
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,671
		13,952
	Consumer Products — 0.2%
13,000	Procter & Gamble Co., 3.000%, 3/25/2030	11,718
	Diversified Manufacturing — 0.3%
13,000	Eaton Corp., 4.150%, 3/15/2033	11,951
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,245
		17,196
	Electric — 1.0%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,412
15,000	Entergy Corp., 0.900%, 9/15/2025	14,064
11,000	Exelon Corp., 4.050%, 4/15/2030	10,152
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,131
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,784
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,809
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,575
		54,927
	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,670
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,697
		10,367
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,715
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,283
		13,998
	Food & Beverage — 0.8%
15,000	Coca-Cola Co., 1.450%, 6/01/2027	13,502
15,000	General Mills, Inc., 4.000%, 4/17/2025	14,766
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,063
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,187
		47,518
	Government Owned - No Guarantee — 0.4%
9,000	Equinor ASA, 3.625%, 4/06/2040	7,176
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,594
		24,770
	Health Care REITs — 0.1%
7,000	Welltower OP LLC, 2.800%, 6/01/2031	5,855
	Health Insurance — 0.3%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,618
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,201
		15,819
	Healthcare — 0.4%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,769
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,878
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,928
Principal Amount	Description	Value (†)
	Healthcare — continued
$5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$4,718
9,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,792
		24,085
	Integrated Energy — 0.3%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,794
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,565
		17,359
	Life Insurance — 0.3%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,037
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,242
6,000	MetLife, Inc., 5.375%, 7/15/2033	5,955
		14,234
	Media Entertainment — 0.1%
8,000	Netflix, Inc., 3.625%, 6/15/2025(b)	7,823
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	5,973
	Mortgage Related — 5.3%
11,790	Federal Home Loan Mortgage Corp., 2.000%, with various maturities in 2052(c)	8,915
42,516	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	33,769
43,585	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	36,052
19,205	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	16,570
908	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	813
47,156	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	35,772
28,073	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	22,365
34,024	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(c)	28,503
32,559	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	28,175
39,349	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	35,234
18,465	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	17,040
9,711	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	8,264
4,874	Government National Mortgage Association, 4.000%, 8/20/2053	4,418
4,884	Government National Mortgage Association, 5.000%, 7/20/2053	4,676
24,282	Government National Mortgage Association, 5.500%, 4/20/2053	23,828
		304,394
	Office REITs — 0.3%
13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	12,546
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,628
		17,174
	Oil Field Services — 0.2%
7,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	6,532
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,838
		11,370
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,890
	Pharmaceuticals — 0.5%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	10,738
6,000	Biogen, Inc., 2.250%, 5/01/2030	4,954

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$8,251
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,417
7,000	Viatris, Inc., 3.850%, 6/22/2040	4,944
		31,304
	Property & Casualty Insurance — 0.2%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,733
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,480
		9,213
	Railroads — 0.2%
13,000	CSX Corp., 2.600%, 11/01/2026	12,198
	Restaurants — 0.1%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,598
	Retail REITs — 0.2%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,055
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,658
		8,713
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,881
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,268
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,543
		23,692
	Technology — 1.2%
10,000	Apple, Inc., 2.500%, 2/09/2025	9,785
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,104
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,306
5,000	Intel Corp., 2.450%, 11/15/2029	4,319
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,169
11,000	NVIDIA Corp., 2.850%, 4/01/2030	9,755
11,000	Oracle Corp., 2.950%, 5/15/2025	10,698
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,177
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	5,869
		67,182
	Treasuries — 2.2%
16,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,558
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,969
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,438
25,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,083
27,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	20,229
16,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	11,724
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	15,314
8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	7,471
36,000	U.S. Treasury Notes, 0.375%, 11/30/2025	33,418
		128,204
	Utility Other — 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,931
	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,209
	Wirelines — 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,443
	Total Bonds and Notes (Identified Cost $1,235,869)	1,134,095

Shares	Description	Value (†)
Exchange-Traded Funds — 4.2%
3,083	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $229,128)	$238,470

Mutual Funds — 5.6%
6,431	WCM Focused Emerging Markets Fund, Institutional Class	87,523
9,691	WCM Focused International Growth Fund, Institutional Class	232,007
	Total Mutual Funds (Identified Cost $330,230)	319,530

Affiliated Mutual Funds — 37.1%
75,777	Loomis Sayles Inflation Protected Securities Fund, Class N	714,576
56,331	Loomis Sayles Limited Term Government and Agency Fund, Class N	599,924
69,819	Mirova Global Green Bond Fund, Class N	585,087
19,398	Mirova International Sustainable Equity Fund, Class N	235,293
	Total Affiliated Mutual Funds (Identified Cost $2,290,774)	2,134,880

Principal Amount
Short-Term Investments — 3.4%
$196,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $196,693 on 5/01/2024 collateralized by $201,300 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $201,192 including accrued interest(d) (Identified Cost $196,674)	196,674
	Total Investments — 100.7% (Identified Cost $5,941,650)	5,790,575
	Other assets less liabilities — (0.7)%	(40,292)
	Net Assets — 100.0%	$5,750,283

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $22,896 or
0.4% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$574,791	$227,641	$72,855	$(622)	$(14,379)	$714,576	75,777	$1,713
Loomis Sayles Limited Term Government and Agency Fund, Class N	480,107	188,481	60,786	(329)	(7,549)	599,924	56,331	7,644

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$470,186	$183,783	$61,875	$1,761	$(8,768)	$585,087	69,819	$ —
Mirova International Sustainable Equity Fund, Class N	192,137	66,687	26,732	5,515	(2,314)	235,293	19,398	73
	$1,717,221	$666,592	$222,248	$6,325	$(33,010)	$2,134,880	221,325	$9,430

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,766,926	$ —	$ —	$1,766,926
Bonds and Notes(a)	—	1,134,095	—	1,134,095
Exchange-Traded Funds	238,470	—	—	238,470
Mutual Funds	319,530	—	—	319,530
Affiliated Mutual Funds	2,134,880	—	—	2,134,880
Short-Term Investments	—	196,674	—	196,674
Total Investments	$4,459,806	$1,330,769	$—	$5,790,575

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Fixed Income	52.7%
Equity	44.6
Short-Term Investments	3.4
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%